Vessels, Net, Net Book Value (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Accumulated Depreciation [Abstract]
Depreciation and amortization	$ (1,903)	$ (9,078)
Vessels [Member]
Cost [Abstract]
Beginning balance	0	38,769
Vessel contributed by Seanergy	18,500	0
Additions	80,648	95,051
Disposals	(60,379)	(21,445)
Ending balance	38,769	112,375
Accumulated Depreciation [Abstract]
Beginning balance	0	(1,257)
Depreciation and amortization	(1,903)	(7,101)
Disposals	646	802
Ending balance	(1,257)	(7,556)
Net book value	$ 37,512	$ 104,819